SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease cost	$ 63,200	$ 118,105
Variable lease expense	51,062	65,245
Sublease income		(25,390)
Net lease cost	$ 114,262	$ 157,960